Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")

Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income (“AOCI”)

The following information provides insight into amounts impacting Other Comprehensive Income (Loss), both before and after-tax, within the Consolidated Statements of Comprehensive Income, which also impact Accumulated Other Comprehensive Income in the Company’s Consolidated Balance Sheets and Consolidated Statements of Equity, as well as the Redeemable Noncontrolling Interest.

Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

(Thousands of dollars)		2015			2014			2013
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
Defined benefit pension plans:
Net actuarial gain/(loss)	$(30,519)	$11,597	$(18,922)	$(173,646)	$65,985	$(107,661)	$100,345	$(38,131)	$62,214
Amortization of prior service cost	1,335	(507)	828	355	(135)	220	355	(135)	220
Amortization of net actuarial (gain)/loss	34,381	(13,065)	21,316	23,656	(8,989)	14,667	34,177	(12,987)	21,190
Prior service cost	—	—	—	(6,661)	2,531	(4,130)	—	—	—
Regulatory adjustment	(5,646)	2,146	(3,500)	140,308	(53,317)	86,991	(123,630)	46,979	(76,651)

Pension plans other comprehensive income (loss)	(449)	171	(278)	(15,988)	6,075	(9,913)	11,247	(4,274)	6,973
Forward-starting interest rate swaps (“FSIRS”) (designated hedging activities):
Amounts reclassified into net income	3,344	(1,271)	2,073	3,345	(1,272)	2,073	3,345	(1,271)	2,074

FSIRS other comprehensive income (loss)	3,344	(1,271)	2,073	3,345	(1,272)	2,073	3,345	(1,271)	2,074
Foreign currency translation adjustments:
Translation adjustments	(1,954)	—	(1,954)	(659)	—	(659)	—	—	—

Foreign currency other comprehensive income (loss)	(1,954)	—	(1,954)	(659)	—	(659)	—	—	—

Total other comprehensive income (loss)	$941	$(1,100)	$(159)	$(13,302)	$4,803	$(8,499)	$14,592	$(5,545)	$9,047

(1)

Tax amounts are calculated using a 38% rate. The Company has elected to indefinitely reinvest the earnings of Centuri’s Canadian subsidiaries in Canada, thus preventing deferred taxes on such earnings. As a result of this assertion, the Company is not recognizing any tax effect or presenting a tax expense or benefit for the currency translation adjustment amount reported in Other Comprehensive Income, as repatriation of earnings is not anticipated.

The estimated amounts that will be amortized from accumulated other comprehensive income or regulatory assets into net periodic benefit cost over the next year are summarized below (in thousands):

Retirement plan net actuarial loss	$25,000
SERP net actuarial loss	1,400
PBOP net actuarial loss	400
PBOP prior service cost	1,300

Approximately $2.1 million of realized losses (net of tax) related to the FSIRS, included in AOCI at December 31, 2015, will be reclassified into interest expense within the next twelve months as the related interest payments on long-term debt occur.

The following table represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:

AOCI—Rollforward

(Thousands of dollars)

	Defined Benefit Plans (Note 10)			FSIRS (Note 13)			Foreign Currency Items
	Before- Tax	Tax (Expense) Benefit	After- Tax	Before- Tax	Tax (Expense) Benefit	After- Tax	Before- Tax	Tax (Expense) Benefit	After- Tax	AOCI
Beginning Balance AOCI December 31, 2014	$(57,211)	$21,740	$(35,471)	$(22,688)	$8,621	$(14,067)	$(637)	$—	$(637)	$(50,175)

Net actuarial gain/(loss)	(30,519)	11,597	(18,922)	—	—	—	—	—	—	(18,922)
Translation adjustments	—	—	—	—	—	—	(1,954)	—	(1,954)	(1,954)

Other comprehensive income before reclassifications	(30,519)	11,597	(18,922)	—	—	—	(1,954)	—	(1,954)	(20,876)
FSIRS amounts reclassified from AOCI (1)	—	—	—	3,344	(1,271)	2,073	—	—	—	2,073
Amortization of prior service cost (2)	1,335	(507)	828	—	—	—	—	—	—	828
Amortization of net actuarial loss (2)	34,381	(13,065)	21,316	—	—	—	—	—	—	21,316
Regulatory adjustment (3)	(5,646)	2,146	(3,500)	—	—	—	—	—	—	(3,500)

Net current period other comprehensive income (loss)	(449)	171	(278)	3,344	(1,271)	2,073	(1,954)	—	(1,954)	(159)
Less: Translation adjustment attributable to redeemable noncontrolling interest	—	—	—	—	—	—	(66)	—	(66)	(66)

Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation	(449)	171	(278)	3,344	(1,271)	2,073	(1,888)	—	(1,888)	(93)

Ending Balance AOCI December 31, 2015	$(57,660)	$21,911	$(35,749)	$(19,344)	$7,350	$(11,994)	$(2,525)	$—	$(2,525)	$(50,268)

(1)	The FSIRS reclassification amounts are included in the Net interest deductions line item on the Consolidated Statements of Income.
(2)	These AOCI components are included in the computation of net periodic benefit cost (see Note 10 – Pension and Other Postretirement Benefits for additional details).
(3)

The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included in the Deferred charges and other assets line item on the Consolidated Balance Sheets).

The following table represents amounts (before income tax impacts) included in Accumulated other comprehensive income (in the table above), that have not yet been recognized in net periodic benefit cost as of December 31, 2015 and 2014:

Amounts Recognized in AOCI (Before Tax)

(Thousands of dollars)

	2015	2014
Net actuarial (loss) gain	$(435,269)	$(439,131)
Prior service cost	(7,038)	(8,373)
Less: amount recognized in regulatory assets	384,647	390,293

Recognized in AOCI	$(57,660)	$(57,211)

See Note 10 – Pension and Other Postretirement Benefits for more information on the defined benefit pension plans and Note 13 – Derivatives and Fair Value Measurements for more information on the FSIRS.